Share-based compensation - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended							0 Months Ended			12 Months Ended				0 Months Ended		12 Months Ended				0 Months Ended	1 Months Ended	12 Months Ended									1 Months Ended		12 Months Ended					0 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Restricted shares [Member] CNY	Dec. 31, 2011 Restricted shares [Member] CNY	Dec. 31, 2010 Restricted shares [Member] CNY	Dec. 31, 2009 Employees [Member] Restricted shares [Member]	Dec. 31, 2009 Non-employee [Member] Restricted shares [Member]	Feb. 23, 2010 CEO and the Chairman of the Company, also directors [Member]	Dec. 31, 2012 CEO and the Chairman of the Company, also directors [Member] CNY	Dec. 31, 2011 CEO and the Chairman of the Company, also directors [Member] CNY	Dec. 31, 2010 CEO and the Chairman of the Company, also directors [Member] CNY	Dec. 31, 2012 CEO and the Chairman of the Company, also directors [Member] Restricted shares [Member] CNY	Feb. 23, 2010 Shareholders [Member]	Feb. 23, 2010 Chairman [Member]	Dec. 31, 2012 Former NeoTasks employees [Member] Duowan Entertainment Corporation [Member] CNY	Dec. 31, 2011 Former NeoTasks employees [Member] Duowan Entertainment Corporation [Member] CNY	Dec. 31, 2010 Former NeoTasks employees [Member] Duowan Entertainment Corporation [Member] CNY	Dec. 05, 2008 Former NeoTasks employees [Member] Duowan Entertainment Corporation [Member]	Dec. 05, 2008 Former NeoTasks employees [Member] Warrants [Member]	Dec. 05, 2008 Former NeoTasks employees [Member] Warrants [Member] USD ($)	Dec. 31, 2012 Pre-2009 Scheme options [Member] USD ($)	Dec. 31, 2012 Pre-2009 Scheme options [Member] CNY	Dec. 31, 2011 Pre-2009 Scheme options [Member] CNY	Dec. 31, 2010 Pre-2009 Scheme options [Member] CNY	Dec. 31, 2009 Pre-2009 Scheme options [Member]	Dec. 31, 2008 Pre-2009 Scheme options [Member]	Dec. 31, 2007 Pre-2009 Scheme options [Member]	Nov. 30, 2009 Pre-2009 Scheme options [Member] Series C-1 convertible redeemable preferred shares [Member] USD ($)	Nov. 30, 2009 Pre-2009 Scheme options [Member] Series D Common Share [Member] USD ($)	Nov. 30, 2009 Pre-2009 Scheme options [Member] Stock options [Member] Series C-1 convertible redeemable preferred shares [Member] CNY	Nov. 30, 2009 Pre-2009 Scheme options [Member] Stock options [Member] Series D Common Share [Member] CNY	Dec. 31, 2008 Pre-2009 Scheme options [Member] Options vesting after the first anniversary of the vesting inception date [Member]	Dec. 31, 2009 Pre-2009 Scheme options [Member] Options vesting in six equal installments over the following 36 months [Member]	Dec. 31, 2007 Pre-2009 Scheme options [Member] Non-employee for the provision of consulting services [Member]	Dec. 31, 2012 2011 Share Incentive Plan [Member] CNY	Dec. 31, 2011 2011 Share Incentive Plan [Member] CNY	Sep. 16, 2011 2011 Share Incentive Plan [Member] Restricted Share Units [Member]	Dec. 31, 2012 2011 Share Incentive Plan [Member] Restricted Share Units [Member] USD ($)	Sep. 16, 2011 2011 Share Incentive Plan [Member] Minimum [Member] Restricted Share Units [Member]	Dec. 31, 2012 2011 Share Incentive Plan [Member] Minimum [Member] Restricted Share Units [Member]	Sep. 16, 2011 2011 Share Incentive Plan [Member] Maximum [Member] Restricted Share Units [Member]	Dec. 31, 2012 2011 Share Incentive Plan [Member] Maximum [Member] Restricted Share Units [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Options granted																												8,499,050	12,705,700							3,832,290
Restricted shares and share units vesting period										4 years										3 years							4 years	4 years													4 years	2 years	5 years	4 years
Stock options vesting percentage																																		25.00%	75.00%
Stock issuance price per share																														$ 0.0800	$ 0.9777
Stock options repurchased																																4,867,170	1,853,055
Cash considerations paid																																2,576	11,701
Total intrinsic value of options exercised																									11,912	5,200
Share option, exercise price																						$ 0
Share-based compensation	16,107	100,351	135,001	236,936	36,371	57,805	24,525				9,624	14,143	28,759				0	27,726	91,426					(89)	25,683	92,226											54,445	9,644
Total unrecognized compensation expense					19,455												0																							109,588
Restricted shares granted						10,846,800	50,503,877	61,250,677	100,000	13,369,813					29,678,483						26,873,070																		9,097,000	18,295,221
Restricted shares and share units vesting percentage					50.00%
Restricted shares vesting period	The restricted shares have vesting conditions and will vest 50% after 24 months of the grant date and the remaining 50% will vest in two equal installments over the next 24 months.	The restricted shares have vesting conditions and will vest 50% after 24 months of the grant date and the remaining 50% will vest in two equal installments over the next 24 months.
Restricted shares and share units expected to vest percentage					50.00%
Vested shares expiration period	30 days	30 days
Weighted-average remaining vesting period					1 year 5 months 9 days																																			2 years 29 days
Percent of share vest after second anniversary																50.00%
Percent of share vest each year thereafter second anniversary										25.00%
Total fair value of restricted shares vested											35,924		16,602
Shares granted under 2011 Share Incentive Plan																																							43,000,000
Annual increase of shares under 2011 Incentive Plan																																								20,000,000